Investment Strategy	Feb. 01, 2026
Ambrus Core Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks the most attractive risk-adjusted returns from all fixed income asset types, with an emphasis on U.S. government and corporate bonds. The Fund primarily invests in government-related bonds, corporate bonds, taxable municipal bonds, preferred stocks, and other fixed income securities on a relative value basis.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities and other related instruments with similar economic characteristics. This is a non-fundamental investment policy that may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund may invest in a full range of U.S. treasury bonds, U.S. agency bonds, commercial paper, certificates of deposit, money markets, corporate bonds, taxable municipal bonds, mortgage backed/asset backed securities, preferred stocks, convertible bonds, other bank capital securities, loans, and other taxable fixed income securities. The Fund may invest in both bullet bonds (a non-callable debt instrument whose entire face value is paid at once on the maturity date, rather than amortized over its lifetime), as well as callable/puttable bonds. The Fund may invest in bonds with all coupon types, including fixed coupon bonds, zero coupon bonds, step-up/step-down coupon bonds, floating coupon bonds, fixed-to-float bonds, and inflation-linked securities. The asset allocation and security selection of the Fund will be determined primarily via relative value across asset classes and securities, as well as based on the manager’s top-down view of macroeconomic variables and bottom-up view of individual security fundamentals.

The Fund will primarily invest in securities rated investment grade or higher. The Fund’s investment grade investments will, at the time of investment, carry a long-term rating of Baa3 or BBB– or higher by any of Moody’s Investors Service Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”), or Fitch Ratings Inc. (“Fitch”), respectively. The Fund may invest up to 25% of its holdings in below investment grade or nonrated securities (commonly known as “high yield securities” or “junk bonds”). The Adviser relies on its own analysis of credit quality and risks associated with individual bonds, as well as rating agencies and third-party research. The Fund seeks to purchase investments that are undervalued relative to their credit characteristics. If ratings agencies assign different ratings to the same security, the Adviser will use the highest rating as the credit rating for that security.

In managing the Fund, the Adviser will consider its outlook for interest rates and the economy, credit risk, call risk, and other security selection techniques. The Adviser’s analysis for determining which securities to purchase will include comparisons of total return across security types and maturity, roll yield, credit spread duration, and more. The proportion of the Fund’s assets allocated in securities with certain characteristics (such as bond type, credit rating, sector, maturity, callability, coupon structure, and more) will vary depending on relative value across issues and the Adviser’s outlook for the economy.

The Fund will not target a specific duration or maturity for the bonds and other securities in which it invests, and the average portfolio duration will vary depending on market conditions, relative value of various securities of different durations, and economic outlook. The average duration for the Fund will vary within plus or minus 25% of the duration of the Bloomberg Intermediate Government Credit Bond Index, which was 3.68 years at December 31, 2025. There is no limit on the maturity or duration of any individual security in which the Fund may invest.

The Fund may invest up to 20% of its net assets in securities of other investment companies, including closed-end funds, exchange-traded funds, and mutual funds. Money market funds may exceed 20% of net assets. The Fund may invest up to 15% of its holdings in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act.

Ambrus Tax-Conscious California Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks the most attractive risk-adjusted returns from all fixed income asset types on an after-tax basis. The Fund primarily invests in California municipal bonds; however, non-California municipal bonds, government-related bonds, taxable municipal bonds, corporate bonds, preferred stocks, and other fixed income securities may also be considered on an after-tax relative value basis.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities and other related instruments with similar economic characteristics. At least 50% of the Fund’s assets will be invested in municipal securities, issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies, that carry interest payments that are exempt from federal and California state income taxes. This is a non-fundamental investment policy that may be changed by the Fund upon 60 days’ prior notice to shareholders. Municipal securities are securities issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which, if any, is exempt from federal income tax but may be subject to the federal alternative minimum tax for individuals. Municipal securities may have fixed, variable or floating interest rates and may include, but are not limited to, variable rate demand obligations, short-term municipal notes, municipal bonds, tax exempt commercial paper, zero-coupon securities, private activity and industrial development bonds, tax anticipation notes, participations in pools of municipal securities, municipal mortgage-backed and asset-backed securities, auction rate securities and restricted securities. Municipal securities may also include instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal securities, such as tender option bonds and participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer has disclosed or otherwise confirmed that the interest payable on the securities is exempt from federal income tax. Additionally, municipal securities include all other instruments that directly or indirectly provide economic exposure to income which is derived from municipalities.

The Fund may also invest in municipal securities outside of California, including issuers across all U.S. states and territories, state and local governments, government agencies, and other entities should these securities feature a superior risk-adjusted after-tax yield than California tax-exempt municipal bonds. The Fund may also invest in a full range of U.S. treasury bonds, U.S. agency bonds, commercial paper, certificates of deposit, money markets, corporate bonds, taxable municipal bonds, mortgage backed/asset backed securities, preferred stocks, convertible bonds, other bank capital securities, loans, and other taxable fixed income securities should these securities feature a superior risk-adjusted after-tax yield than California tax-exempt municipal bonds. The Fund may invest in both bullet bonds (a non-callable debt instrument whose entire face value is paid at once on the maturity date, rather than amortized over its lifetime), as well as callable/puttable bonds. The Fund may invest in bonds with all coupon types, including fixed coupon bonds, zero coupon bonds, step-up/step-down coupon bonds, floating coupon bonds, fixed-to-float bonds, and inflation-linked securities. The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity and will not be managed to a target duration or average weighted maturity.

The Fund will primarily invest in securities rated investment grade or higher. The Fund’s investment grade investments will, at the time of investment, carry a long-term rating of Baa3 or BBB– or higher by any of Moody’s Investors Service Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”), or Fitch Ratings Inc. (“Fitch”), respectively. The Fund may invest up to 25% of its holdings in below investment grade or nonrated securities (commonly known as “high yield securities” or “junk bonds”). The Adviser relies on its own analysis of credit quality and risks associated with individual bonds, as well as rating agencies and third-party research. The Fund seeks to purchase investments that are undervalued or offer attractive after-tax yield relative to their credit characteristics. If ratings agencies assign different ratings to the same security, the Adviser will use the highest rating as the credit rating for that security.

In managing the Fund, the Adviser will consider its outlook for interest rates and the economy, credit risk, call risk, and other security selection techniques. The Adviser’s analysis for determining which securities to purchase will include comparisons of after-tax yield across security types and maturity, roll yield, credit spread duration, and more. The proportion of the Fund’s assets allocated in securities with certain characteristics (such as issuer, state, bond type, credit rating, sector, maturity, callability, coupon structure, and more) will vary depending on relative value across securities and the Adviser’s outlook for the economy.

The Fund will not target a specific duration or maturity for the municipal bonds and other securities in which it invests, and the average portfolio duration will vary depending on market conditions, relative value of various securities of different durations, and economic outlook. The average duration for the Fund will vary within plus or minus 25% of the duration of the Bloomberg California Municipal Inter-Short (1-10 Year) Index, which was 4.0 years at December 31, 2025. There is no limit on the maturity or duration of any individual security in which the Fund may invest.

The Fund may invest up to 20% of its net assets in securities of other investment companies, including closed-end funds, exchange-traded funds, and mutual funds. Money market funds may exceed 20% of net assets. The Fund may invest up to 15% of its holdings in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act.

Ambrus Tax-Conscious National Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks the most attractive risk-adjusted returns from all fixed income asset types on an after-tax basis by primarily investing in tax-exempt municipal bonds. The Fund may also invest in government-related bonds, taxable municipal bonds, corporate bonds, preferred stocks, and other fixed income securities on an after-tax relative value basis.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities and other related instruments with similar economic characteristics. At least 50% of the Fund’s assets will be invested in tax-exempt municipal securities. This is a non-fundamental investment policy that may be changed by the Fund upon 60 days’ prior notice to shareholders. Municipal securities are securities issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which, if any, is exempt from federal income tax but may be subject to the federal alternative minimum tax for individuals. Municipal securities may have fixed, variable or floating interest rates and may include, but are not limited to, variable rate demand obligations, short-term municipal notes, municipal bonds, tax exempt commercial paper, zero-coupon securities, private activity and industrial development bonds, tax anticipation notes, participations in pools of municipal securities, municipal mortgage-backed and asset-backed securities, auction rate securities and restricted securities. Municipal securities may also include instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal securities, such as tender option bonds and participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer has disclosed or otherwise confirmed that the interest payable on the securities is exempt from federal income tax. Additionally, municipal securities include all other instruments that directly or indirectly provide economic exposure to income which is derived from municipalities.

The Fund may also invest in a full range of U.S. treasury bonds, U.S. agency bonds, commercial paper, certificates of deposit, money markets, corporate bonds, taxable municipal bonds, mortgage backed / asset backed securities, preferred stocks, convertible bonds, other bank capital securities, loans, and other taxable fixed income securities should these securities feature a superior risk-adjusted after-tax yield than tax-exempt municipal bonds. The Fund may invest in both bullet bonds (a non-callable debt instrument whose entire face value is paid at once on the maturity date, rather than amortized over its lifetime), as well as callable/puttable bonds. The Fund may invest in bonds with all coupon types, including fixed coupon bonds, zero coupon bonds, step-up/step-down coupon bonds, floating coupon bonds, fixed-to-float bonds, and inflation-linked securities. The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity and will not be managed to a target duration or average weighted maturity.

The Fund will primarily invest in securities rated investment grade or higher. The Fund’s investment grade investments will, at the time of investment, carry a long-term rating of Baa3 or BBB– or higher by any of Moody’s Investors Service Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”), or Fitch Ratings Inc. (“Fitch”), respectively. The Fund may invest up to 25% of its holdings in below investment grade or nonrated securities (commonly known as “high yield securities” or “junk bonds”). The Adviser relies on its own analysis of credit quality and risks associated with individual bonds, as well as rating agencies and third-party research. The Fund seeks to purchase investments that are undervalued or offer attractive after-tax yield relative to their credit characteristics. If ratings agencies assign different ratings to the same security, the Adviser will use the highest rating as the credit rating for that security.

In managing the Fund, the Adviser will consider its outlook for interest rates and the economy, credit risk, call risk, and other security selection techniques. The Adviser’s analysis for determining which securities to purchase will include comparisons of after-tax yield across security types and maturity, roll yield, credit spread duration, and more. The proportion of the Fund’s assets allocated in securities with certain characteristics (such as bond type, credit rating, sector, maturity, callability, coupon structure, and more) will vary depending on relative value across issues and the Adviser’s outlook for the economy.

The Fund will not target a specific duration or maturity for the municipal bonds and other securities in which it invests, and the average portfolio duration will vary depending on market conditions, relative value of various securities of different durations, and economic outlook. The average duration for the Fund will vary within plus or minus 25% of the duration of the Bloomberg Municipal Inter-Short (1-10 Year) Index, which was 3.8 years at December 31, 2025. There is no limit on the maturity or duration of any individual security in which the Fund may invest.

The Fund may invest up to 20% of its net assets in securities of other investment companies, including closed-end funds, exchange-traded funds, and mutual funds. Money market funds may exceed 20% of net assets. The Fund may invest up to 15% of its holdings in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act.